33. Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings per share attributable to Company's shareholders (in R$ per share)
Earnings per share
33.	Earnings per share

(a)       Basic

Basic earnings per share are calculated by dividing profit attributable to Company’s shareholders by the weighted average number of shares issued during the period.

	2020	2019	2018

Profit attributable to shareholders of the Company	1,828,254	3,622,127	2,545,101

Weighted average number of shares issued (thousands)	2,420,804	2,420,481	2,420,172

Basic earnings per share (in R$)	0.76	1.50	1.05

(b)       Diluted

Diluted earnings per share are calculated by adjusting the weighted average amount of shares outstanding to assume the conversion of all potential dilutive shares.

	2020	2019	2018

Profit attributable to shareholders of the Company	1,828,254	3,622,127	2,545,101

Weighted average number of shares issued (thousands)	2,421,065	2,421,018	2,421,075

Diluted earnings per share (in R$ )	0.76	1.50	1.05

The calculation of diluted earnings per share considered 261 thousand of shares (537 thousand shares in 2019 and 903 thousand shares in 2018) related to the grants of the 2011-2013 plan and the 2014-2016 plan, as mentioned in note 25.